Executive Benefit Agreements and Employee Savings Plans	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Executive Benefit Agreements and Employee Savings Plans

16.  Executive Benefit Agreements and Employee Savings Plans

We are party to individual benefit agreements (“1992 Agreements”) with certain key current and former executives, death benefit agreements (“1981 Agreements”) with certain key executives, and a death benefit agreement (“2005 Agreement”) with our Executive Chairman. The 1992 Agreements provide for annual benefit payments for life (in addition to salary) payable in monthly installments when the employee reaches age 65.  In addition, should the executive die prior to attaining the age of 65, we will pay the beneficiary named in the agreement a monthly amount as specified in the agreement over a ten-year period. These benefits are forfeited if the respective executive’s employment is terminated prior to age 65 for any reason other than death.  The 1992 Agreements may be terminated by the Company at any time and for any reason prior to the death of the employee.

The 1981 Agreements provide for death benefits should the executive die while employed. Upon such of an event, we will pay the beneficiary named in the agreement a monthly amount as specified in the agreement over a ten-year period.  These benefits are forfeited if the respective executive’s employment is terminated for any reason prior to death.  The 1981 Agreements may be terminated by the Company at any time and for any reason prior to the death of the employee.

The 2005 Agreement provides that, upon our Executive Chairman’s death, we will pay to our Executive Chairman’s designated beneficiary, a lump-sum payment of $2,500,000 to be funded from the net proceeds received by us under certain life insurance policies on our Executive Chairman’s life that are owned by us.  We are obligated to keep in existence life insurance policies with a total face amount of no less than $2,500,000 of the stated death benefit.  The benefit under the 2005 Agreement is not contingent upon continued employment and may be amended at any time by written agreement executed by the Executive Chairman and the Company.

The following table includes information about these agreements:

	December 31,
	2015	2014
	(In Thousands)
Total undiscounted death benefits	$4,501	$6,417
Total accrued death benefits	$4,040	$4,054

Total undiscounted executive benefits	$913	$1,900
Total accrued executive benefits	$564	$1,363

	December 31,
	2015	2014	2013
	(In Thousands)
Costs (recovery of costs) associated with executive benefits included in SG&A, net (1)	$(561)	$166	$(2)

(1)

During 2015, the employment of certain executives, subject to the provisions of the 1981 and 1992 Agreements, were terminated, resulting in the forfeiture of the respective benefits.  As a result of these events, the accrual for these estimated benefits was derecognized resulting in a net recovery of costs associated with executive benefits.

Accrued death and executive benefits under the above agreements are included in current and noncurrent accrued and other liabilities.  We accrue for such liabilities when they become probable and discount the liabilities to their present value.

To assist us in funding the benefit agreements discussed above and for other business reasons, we purchased life insurance policies on various individuals in which we are the beneficiary.  Some of these life insurance policies have cash surrender values that we have borrowed against.  The net cash surrender values of these policies are included in other assets.

16.  Executive Benefit Agreements and Employee Savings Plans (continued)

The following table summarizes certain information about these life insurance policies.

	December 31,
	2015	2014
	(In Thousands)
Total face value of life insurance policies	$21,242	$26,242

Total cash surrender values of life insurance policies	$5,007	$6,936
Loans on cash surrender values	(1,288)	—
Net cash surrender values	$3,719	$6,936

	2015	2014	2013
	(In Thousands)
Cost of life insurance premiums	$1,040	$1,077	$1,006
Increases in cash surrender values	(586)	(714)	(681)
Net cost of life insurance premiums included in SG&A	$454	$363	$325

Employee Savings Plans - We sponsor a savings plan under Section 401(k) of the Internal Revenue Code under which participation is available to substantially all full-time employees.  We do not presently contribute to this plan except for certain employees, which amounts were not material for each of the three years ended December 31, 2015.

Collective Bargaining Agreements - As of December 31, 2015, we employed 669 persons, 197 of whom are represented by unions under agreements, which will expire in November of 2016 through October of 2018.